Document and Entity Information	Apr. 20, 2020
Document And Entity Information
Document Type	497
Document Period End Date	May 31, 2019
Entity Registrant Name	Community Capital Trust
Entity Central Index Key	0001078195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 20, 2020
Document Effective Date	Apr. 20, 2020
Prospectus Date	Oct. 01, 2019